Property, Plant and Equipment - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [abstract]
Rate of capitalization	11.63%	13.03%	12.01%
Amount capitalized	$ 707	$ 1,234	$ 1,003